Insurance Proceeds	6 Months Ended
Jun. 26, 2011
Insurance Proceeds
Insurance Proceeds

17. INSURANCE PROCEEDS

In April and May of 2011, severe weather and flooding damaged portions of the buildings, machinery and equipment at the Company's facilities in Russellville, Alabama, Sumter, South Carolina and DeQueen, Arkansas. The Company has filed a claim with its insurance company as a result of these damages and expects to receive the proceeds in the third quarter of 2011. On September 19, 2010, a fire at the Company's Elberton, Georgia facility damaged a portion of our plant's building, machinery and equipment. On July 21, 2008, a fire at one of the Company's facilities in Mt. Pleasant, Texas damaged a significant portion of the plant's building, machinery and equipment. The Company resumed operations at the Mt. Pleasant plant in April 2009. The insurance claim was closed in May 2010.

The Company did not receive proceeds from insurance during the thirteen weeks ended June 26, 2011 and June 27, 2010. The Company received the following proceeds during the twenty-six weeks ended June 26, 2011 and June 27, 2010:

	Twenty-Six Weeks Ended
	June 26, 2011	June 27, 2010
	(In thousands)
Business interruption:
Mt. Pleasant, Texas	$—	$5,000
Equipment repair and replacement:
Elberton, Georgia	300	—

	$300	$5,000

(a)	Business interruption proceeds are recognized in Cost of sales on the Condensed Consolidated Statements of Operations.